Commitments and Contingent Liabilities (Details) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 20, 2021	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities (Details) [Line Items]
Lease expenses		$ 128,000		$ 118,000	$ 88,000
Royalty rate percentage		3.00%		3.00%
Contingent obligation		$ 1,025		$ 913
Loan agreement description		• Once Discount Capital shall have utilized any portion of the Cushion Deposit, Company shall have 60 days from the receipt the applicable utilization notice to make the Cushion Deposit whole again• Company shall maintain in its bank accounts an aggregate amount of unrestricted cash or cash equivalents in an amount of at least $500 (“Minimum Cash Amount”).Once, following the Loan Agreement closing, the Company shall have consummated raising equity capital in an aggregate amount exceeding $5,000, the Minimum CashAmount shall be changed from time to time such that it shall, at all times during any calendar quarter, be at least equal to the higher of (i) the aggregate cash flow burned by the Company on a consolidated basis during the immediately preceding calendar quarter, and (ii) $500.In the event that in light of the financial condition of the Company or the market terms the Company shall reduce the aggregate amount of all of its deposits as determined in Loan Agreement (whether existing or future), the Minimum Cash Amount shall be further increased as set in the Loan Agreement.• The Monthly Gross Bookings Value, as defined in the Loan Agreement, as of the end of any two consecutive calendar months shall not decrease by more than 50% compared to the Base Monthly Gross Bookings Value as determined in Loan Agreement (“Base Monthly Gross Bookings Value”), and (ii) the monthly Gross Booking Value as of the end of any six consecutive calendar months shall not decrease by more than 20% compared to the Base Monthly Gross Booking Value.• Commencing on the Additional Loan disbursement date and at any time thereafter the simple average of Monthly Profitability, as determined in Loan Agreement, during any three months period shall at all times be positive (i.e., more than zero); and Monthly Booking Value of the Company at any calendar month shall exceed $5,000.• Until the consummation by the Company of an equity round in an aggregate amount exceeding $7,500, the Monthly Revenues to Bookings Ratio, as determined in Loan Agreement, in each calendar month following the Loan Agreement closing shall not be less than 50% of the Determining Ratio as determined in Loan Agreement.		• Once Discount Capital shall have utilized any portion of the Cushion Deposit, Company shall have 60 days from the receipt the applicable utilization notice to make the Cushion Deposit whole again• Company shall maintain in its bank accounts an aggregate amount of unrestricted cash or cash equivalents in an amount of at least $500 (“Minimum Cash Amount”).Once, following the Loan Agreement closing, the Company shall have consummated raising equity capital in an aggregate amount exceeding $5,000, the Minimum CashAmount shall be changed from time to time such that it shall, at all times during any calendar quarter, be at least equal to the higher of (i) the aggregate cash flow burned by the Company on a consolidated basis during the immediately preceding calendar quarter, and (ii) $500.In the event that in light of the financial condition of the Company or the market terms the Company shall reduce the aggregate amount of all of its deposits as determined in Loan Agreement (whether existing or future), the Minimum Cash Amount shall be further increased as set in the Loan Agreement.• The Monthly Gross Bookings Value, as defined in the Loan Agreement, as of the end of any two consecutive calendar months shall not decrease by more than 50% compared to the Base Monthly Gross Bookings Value as determined in Loan Agreement (“Base Monthly Gross Bookings Value”), and (ii) the monthly Gross Booking Value as of the end of any six consecutive calendar months shall not decrease by more than 20% compared to the Base Monthly Gross Booking Value.• Commencing on the Additional Loan disbursement date and at any time thereafter the simple average of Monthly Profitability, as determined in Loan Agreement, during any three months period shall at all times be positive (i.e., more than zero); and Monthly Booking Value of the Company at any calendar month shall exceed $5,000.• Until the consummation by the Company of an equity round in an aggregate amount exceeding $7,500, the Monthly Revenues to Bookings Ratio, as determined in Loan Agreement, in each calendar month following the Loan Agreement closing shall not be less than 50% of the Determining Ratio as determined in Loan Agreement.
Lien deposit amount		$ 50		$ 50,000
Legal expenses		305,000
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Legal expenses	$ 50,000
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Legal expenses	$ 75,000
Moringa Acquisition Corp [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Legal expenses				$ 353,368	145,000
Underwriters deferred discount percentage			3.50%	3.50%
Moringa Acquisition Corp [Member] | Public Offering [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Gross proceeds			$ 4,025,000	$ 4,025,000
HOLISTO LTD. [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Contingent obligation				913,000	1,084,000
Vehicles [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lease expenses		$ 11,000		$ 28,000	$ 25,000